Debt and Capital Lease Obligations (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt and Capital Lease Obligations
The following table summarizes the Company's total debt and capital lease obligations as of the dates indicated (in thousands):

	September 30, 2021	December 31, 2020
Term Loan	$—	$44,663
Unamortized debt issuance costs	—	(1,234)
Capital lease obligations (Note 10)	100	246
Net carrying amounts	$100	$43,675

Current and long-term debt and capital lease obligations consist of the following as of December 31 of each year:

December 31,	2020	2019
Term Loan	$44,663	$5,833
Unamortized debt issuance costs	(1,234)	(67)
Revolving Facility Line of Credit	—	22,750
Capital lease obligations	246	502
Subtotal	43,675	29,018
Less: current portion, net of unamortized debt issuance costs	(380)	(876)
Long-term debt and capital lease obligations	$43,295	$28,142